Provisions for Impairment of Financial Assets - Schedule of Changes in Provision for Loan Losses Recorded on the Income (Detail) - CLP ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Provisions released
Credit risk provisions	$ 117,288	$ 320,779
Provisions for loan losses [member]
Disclosure of financial assets [line items]
Loss for provisions established	(270,982)	(420,189)
Income for provisions released	153,694	99,410
Provisions released
Recovery of loans previously charged-off	28,705	26,780
Net charge to income	(88,583)	(293,999)
Provisions for loan losses [member] | Interbank loans [member]
Disclosure of financial assets [line items]
Loss for provisions established	(490)	(308)
Income for provisions released	371	431
Provisions released
Net charge to income	(119)	123
Provisions for loan losses [member] | Financial instruments at FVTOCI [member]
Disclosure of financial assets [line items]
Loss for provisions established		(97)
Income for provisions released	658	1,034
Provisions released
Net charge to income	658	937
Provisions for loan losses [member] | Financial Instruments at amortized cost [member]
Disclosure of financial assets [line items]
Loss for provisions established	(6)	(20)
Income for provisions released	102	10
Provisions released
Net charge to income	96	(10)
Provisions for loan losses [member] | Contingent loans [member]
Disclosure of financial assets [line items]
Loss for provisions established	(7,465)	(20,611)
Income for provisions released	12,251	7,850
Provisions released
Net charge to income	4,786	(12,761)
Commercial loans [member] | Provisions for loan losses [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of financial assets [line items]
Loss for provisions established	(126,603)	(251,049)
Income for provisions released	71,890	48,133
Provisions released
Recovery of loans previously charged-off	9,869	10,896
Net charge to income	(44,844)	(192,020)
Mortgage loans [member] | Provisions for loan losses [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of financial assets [line items]
Loss for provisions established	(20,876)	(18,642)
Income for provisions released	8,065	4,227
Provisions released
Recovery of loans previously charged-off	2,027	1,294
Net charge to income	(10,784)	(13,121)
Consumer loans [member] | Provisions for loan losses [member] | Loans and accounts receivable at amortized cost [member]
Disclosure of financial assets [line items]
Loss for provisions established	(115,542)	(129,462)
Income for provisions released	60,357	37,725
Provisions released
Recovery of loans previously charged-off	16,809	14,590
Net charge to income	$ (38,376)	$ (77,147)